Finance Receivables	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Finance Receivables

4. FINANCE RECEIVABLES

Finance receivables as of March 31, 2010 and 2011 are comprised primarily of lease receivables and installment loans.

Ricoh's products are leased to domestic customers primarily through Ricoh Leasing Company, Ltd., a majority-owned domestic subsidiary, and to overseas customers primarily through certain overseas subsidiaries. Most of these leases are accounted for as sales-type leases. Sales revenue from sales-type leases is recognized at the inception of the leases.

Information pertaining to Ricoh's lease receivables as of March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Future minimum lease payments to be received	¥617,883	¥624,316	$7,521,880
Estimated non-guaranteed residual values	10,967	8,750	105,421
Unearned income	(43,609)	(40,720)	(490,602)
Allowance for doubtful receivables	(10,706)	(10,527)	(126,831)

Lease receivables, net	574,535	581,819	7,009,868
Less - Current portion of lease receivable, net	(191,884)	(202,934)	(2,444,988)

Amounts due after one year, net	¥382,651	¥378,885	$4,564,880

As of March 31, 2011, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2012	¥226,264
2013	172,406
2014	120,452
2015f	72,084
2016	27,593
2017 and thereafter	5,517

Total	¥624,316

The Company's subsidiary, Ricoh Leasing Company, Ltd., has also extended certain types of loans as part of its business activity, which are primarily residential housing loans in Japan secured by the underlying real estate properties. The total balance of these loans, net of allowance for doubtful receivables, as of March 31, 2010 and 2011 was ¥67,505 million and ¥72,634million ($875,108 thousand), respectively. The current portion of loans receivable was ¥4,260 million and ¥5,737 million ($69,121 thousand), respectively, as of March 31, 2010 and 2011, and was included in current maturities of long-term finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
New loans	¥15,324	¥15,392	¥15,465	$186,325
Repayment of outstanding loans	9,670	8,586	9,777	117,795

Ricoh Leasing Company, Ltd. made: (1) transferring its lease receivables to a trust that had satisfied the conditions of qualifying special-purpose entity ("QSPE") and received the beneficial interests in the trust originated from the transferred assets; and subsequently, (2) transferring the non-subordinated beneficial interests to and receiving cash as consideration from SPE that are different from the trust mentioned above, as a part of revolving securitization programs.

Since QSPE had been excluded from the scope of consolidation until the year ended March 31, 2010, the retained subordinated beneficial interests were recorded on the consolidated balance sheet at a fair value as of the transferring date of these receivables. The retained subordinated interests were considered as variable interests, since the subordinated interests had the obligation to absorb the expected loss of the trust. Ricoh determined the fair value of the retained interests by discounting the future cash flows. Those cash flows were estimated based on credit losses and other information as available and were discounted at a rate which Ricoh believes is commensurate with the risk free rate plus a risk premium. Ricoh expected certain unrecoverable amount for lease receivables and reflected such unrecoverable amount in measuring fair value of retained interest. As Ricoh's retained interests are subordinate to the investors' interests, their value is subject to credit, prepayment and interest rate risk on the sold financial assets.

Key economic assumptions used in measuring the fair value of retained interests related to securitization transactions completed for the year ended March 31, 2010 are as follows:

2010
Expected credit losses	1.84% – 1.86%
Discount rate	2.00% – 3.00%
Annual prepayment rate	3.39% – 9.94%
Weighted average residual period (in years)	4.99

The new consolidation provisions, which came into effect on April 1, 2010, eliminated the concept of QSPE. In accordance with the new consolidation provisions, Ricoh performed a qualitative analysis to determine the primary beneficiary of a Variable Interest Entity ("VIE"). The primary beneficiary of a VIE has both the : (1) power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Ricoh Leasing Company, Ltd. was considered as the primary beneficiary since Ricoh Leasing Company, Ltd. acted as a special servicer for lease receivables transferred to the trust and therefore, deemed to meet the criteria (1) and (2) above.

As a result of the above consideration, for the year beginning on April 1, 2010, Ricoh consolidated the trust, which had been unconsolidated prior to March 31, 2010, at the carrying amounts of the trust's assets and liabilities as of April 1, 2010, eliminating the retained subordinated beneficial interests on the consolidated balance sheet.

The impacts of consolidation of trust are considered immaterial to Ricoh's results of operation. The main effects on Ricoh's consolidated financial position are as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Current maturities of long-term finance receivables, net	¥8,460	$101,928
Long-term finance receivables, net	15,849	190,952
Current maturities of long-term indebtedness-	7,044	84,868
Secured loans caused by lease transactions	3,107	37,434
Long-term indebtedness-	13,197	159,000
Secured loans caused by lease transactions	5,820	70,120

For the difference between the net amount added to the balance sheet and the amount of previously recognized interest in the newly consolidated VIE, Ricoh recognized a cumulative effect adjustment of ¥410 million ($4,940 thousand) to retained earnings and ¥392 million ($4,723 thousand) to noncontrolling interests as of April 1, 2010. Servicing assets or liabilities related to securitization transactions initiated were not recorded, because the servicing fees adequately compensate Ricoh.

Since Ricoh Leasing Company, Ltd. retained subordinated beneficial interests and such interests did not meet the definition of participating interest, the transferring of the non-subordinated beneficial interests was recorded as secured loans. Lease receivables are only to be used to settle obligation of the trust's liabilities or SPE's liabilities in substantially.

The following table summarizes certain cash flows received from and paid to the SPE for all securitization activities of which lease receivables had been derecognized, for the years ended March 31, 2009 and 2010:

	Millions of Yen
	2009	2010
Servicing fees received	¥13	¥11
Repurchases of delinquent or ineligible assets	2,037	1,606
Transferred lease receivables, net of retained interest	9,143	8,811
Repurchases of terminated securitization of assets	10,000	—
Payments by terminating revolving securitization of assets	3,608	1,141

Amounts of all receivables managed and securitized, delinquencies receivables as of March 31, 2010 and amounts of net credit losses for the year then ended, are as follows. The amounts as of March 31, 2011 are omitted because there were no lease receivables derecognized:

	Millions of Yen
	2010
	Total principal amount of receivables	Principal amount of receivables 4 months or more past due	Net credit losses
Principal amount outstanding	¥610,870	¥5,419	¥4,991
Less - Receivables securitized	(25,629)

Receivables held in portfolio	¥585,241

Apart from the transactions mentioned above, Ricoh's foreign subsidiaries transferred lease receivables with recourse. Ricoh recorded these transfers as secured loans, since these transactions did not meet the derecognition criteria of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Current maturities of long-term finance receivables, net	¥—	¥—	¥1,686	$20,313
Long-term finance receivables, net	—	—	6,827	82,253
Current maturities of long-term indebtedness	—	—	1,686	20,313
Long-term indebtedness	—	—	6,827	82,253